Revenues (Details) - Schedule of changes in deferred revenue - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule Of Changes In Deferred Revenue Abstract
Deferred revenue	$ 69,794,000	$ 69,794,000		$ 76,265,000
Deferred Long-Term Liability Charges	18,900,000	18,900,000	$ 23,700,000
Revenue recognized	$ 14,500,000	$ 33,100,000